Additional disclosure items G.6. Colombia Unrestricted Subsidiaries (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021		Sep. 22, 2021	Dec. 31, 2020	Oct. 19, 2020	Mar. 31, 2019	Oct. 31, 2018	Sep. 30, 2017
Statement of profit or loss and other comprehensive income [abstract]
Revenue		$ 5,661	$ 5,624	$ 4,261	[1]
Equipment, programming and other direct costs	[2]	(1,507)	(1,506)	(1,197)	[1]
Operating expenses		(2,043)	(1,890)	(1,546)	[1]
Depreciation		(978)	(999)	(804)	[1]
Amortization		(360)	(345)	(310)	[1]
Share of profit in joint ventures		42	32	210	[1]
Other operating income (expenses), net		10	(2)	5	[1]
Operating profit		826	915	619	[1]
Financial income (expenses), net		(684)
Other non-operating (expenses) income, net		36	(78)	(49)	[1]
Profit (loss) from other joint ventures and associates, net		(3)	0	(40)	[1]
Profit (loss) before taxes from continuing operations		175	238	728	[1]
Tax expense		(424)	(222)	(158)	[1]
Profit (loss) from continuing operations		(249)	16	570	[1]
Profit (loss) from discontinued operations, net of tax		4	113	(28)	[1]
Net profit (loss) for the year		(245)	129	542	[1]
NON-CURRENT ASSETS
Intangible assets other than goodwill		7,785	7,361
Property, plant and equipment, net		3,107	2,989	3,382
Right of use assets, net		896	884	1,024
Investment in Honduras joint venture		576	590
Contract costs, net		12	10
Deferred tax assets		141	204	180
Other non-current assets		84	76
TOTAL NON-CURRENT ASSETS		12,601	12,133
CURRENT ASSETS
Inventories		45	53
Trade receivables, net		443	379
Contract assets, net		82	77
Amounts due from non-controlling interests, associates and joint ventures		12	15
Prepayments and accrued income		168	117
Current income tax assets		118	111
Supplier advances for capital expenditure		21	21
Other current assets		196
Restricted cash		56	57
Cash and cash equivalents		775	1,039	895			$ 875
TOTAL CURRENT ASSETS		1,915	2,065
TOTAL ASSETS		14,516	14,198
EQUITY
Share capital and premium		1,334	1,343
Treasury shares		(8)	(47)
Other reserves		(500)	(559)
Retained profits		2,785	2,691
Net profit/ (loss) for the year attributable to owners of the Company		(82)	177
Equity attributable to owners of the Company		3,529	3,605
Non-controlling interests		(84)	29
TOTAL EQUITY		3,445	3,634	2,740			$ 2,274
NON-CURRENT LIABILITIES
Debt and financing		6,476	6,624
Lease liabilities		854	853
Derivative financial instruments		46	53
Amounts due to non-controlling interests, associates and joint ventures		12	0
Payables and accruals for capital expenditure		885	473
Provisions and other non-current liabilities		330	295
Deferred tax liabilities		140	148	$ 214
TOTAL NON-CURRENT LIABILITIES		8,742	8,445
Debt and financing		221	180
Lease liabilities		189	163
Put option liability		86	0
Payables and accruals for capital expenditure		314	428
Other trade payables		390	400
Amounts due to non-controlling interests, associates and joint ventures		62	58
Accrued interest and other expenses		444	412
Current income tax liabilities		93	86
Contract liabilities		156	88
Provisions and other current liabilities		374	305
TOTAL CURRENT LIABILITIES		2,329	2,119
TOTAL LIABILITIES		11,071	10,565
TOTAL EQUITY AND LIABILITIES		14,516	$ 14,198
Colombia Unrestricted Subsidiaries
Statement of profit or loss and other comprehensive income [abstract]
Revenue		1,313
Equipment, programming and other direct costs		(392)
Operating expenses		(501)
Depreciation		(269)
Amortization		(100)
Share of profit in joint ventures		0
Other operating income (expenses), net		9
Operating profit		60
Financial income (expenses), net		(242)
Other non-operating (expenses) income, net		32
Profit (loss) from other joint ventures and associates, net		0
Profit (loss) before taxes from continuing operations		(150)
Tax expense		(176)
Profit (loss) from continuing operations		(326)
Profit (loss) from discontinued operations, net of tax		0
Net profit (loss) for the year		(326)
NON-CURRENT ASSETS
Intangible assets other than goodwill		1,152
Property, plant and equipment, net		884
Right of use assets, net		229
Investment in Honduras joint venture		0
Contract costs, net		0
Deferred tax assets		1
Other non-current assets		29
TOTAL NON-CURRENT ASSETS		2,295
CURRENT ASSETS
Inventories		8
Trade receivables, net		128
Contract assets, net		7
Amounts due from non-controlling interests, associates and joint ventures		4
Prepayments and accrued income		35
Current income tax assets		66
Supplier advances for capital expenditure		1
Other current assets		43
Restricted cash		1
Cash and cash equivalents		36
TOTAL CURRENT ASSETS		330
TOTAL ASSETS		2,625
EQUITY
Share capital and premium		0
Treasury shares		0
Other reserves		(373)
Retained profits		640
Net profit/ (loss) for the year attributable to owners of the Company		(163)
Equity attributable to owners of the Company		105
Non-controlling interests		(85)
TOTAL EQUITY		20
NON-CURRENT LIABILITIES
Debt and financing		601
Lease liabilities		226
Derivative financial instruments		0
Amounts due to non-controlling interests, associates and joint ventures		54
Payables and accruals for capital expenditure		846
Provisions and other non-current liabilities		166
Deferred tax liabilities		0
TOTAL NON-CURRENT LIABILITIES		1,894
Debt and financing		111
Lease liabilities		65
Put option liability		0
Payables and accruals for capital expenditure		112
Other trade payables		123
Amounts due to non-controlling interests, associates and joint ventures		65
Accrued interest and other expenses		92
Current income tax liabilities		1
Contract liabilities		5
Provisions and other current liabilities		137
TOTAL CURRENT LIABILITIES		711
TOTAL LIABILITIES		2,605
TOTAL EQUITY AND LIABILITIES		2,625
Intercompany Eliminations
Statement of profit or loss and other comprehensive income [abstract]
Revenue		0
Equipment, programming and other direct costs		(3)
Operating expenses		3
Depreciation		0
Amortization		0
Share of profit in joint ventures		0
Other operating income (expenses), net		0
Operating profit		1
Financial income (expenses), net		10
Other non-operating (expenses) income, net		0
Profit (loss) from other joint ventures and associates, net		0
Profit (loss) before taxes from continuing operations		11
Tax expense		0
Profit (loss) from continuing operations		11
Profit (loss) from discontinued operations, net of tax		0
Net profit (loss) for the year		11
NON-CURRENT ASSETS
Intangible assets other than goodwill		0
Property, plant and equipment, net		0
Right of use assets, net		0
Investment in Honduras joint venture		0
Contract costs, net		0
Deferred tax assets		0
Other non-current assets		54
TOTAL NON-CURRENT ASSETS		54
CURRENT ASSETS
Inventories		0
Trade receivables, net		0
Contract assets, net		0
Amounts due from non-controlling interests, associates and joint ventures		0
Prepayments and accrued income		0
Current income tax assets		0
Supplier advances for capital expenditure		0
Other current assets		61
Restricted cash		0
Cash and cash equivalents		0
TOTAL CURRENT ASSETS		61
TOTAL ASSETS		115
EQUITY
Share capital and premium		0
Treasury shares		0
Other reserves		0
Retained profits		113
Net profit/ (loss) for the year attributable to owners of the Company		0
Equity attributable to owners of the Company		113
Non-controlling interests		0
TOTAL EQUITY		113
NON-CURRENT LIABILITIES
Debt and financing		0
Lease liabilities		0
Derivative financial instruments		0
Amounts due to non-controlling interests, associates and joint ventures		0
Payables and accruals for capital expenditure		0
Provisions and other non-current liabilities		0
Deferred tax liabilities		0
TOTAL NON-CURRENT LIABILITIES		0
Debt and financing		0
Lease liabilities		0
Put option liability		0
Payables and accruals for capital expenditure		0
Other trade payables		0
Amounts due to non-controlling interests, associates and joint ventures		0
Accrued interest and other expenses		0
Current income tax liabilities		0
Contract liabilities		0
Provisions and other current liabilities		2
TOTAL CURRENT LIABILITIES		2
TOTAL LIABILITIES		2
TOTAL EQUITY AND LIABILITIES		115
Millicom Restricted Group
Statement of profit or loss and other comprehensive income [abstract]
Revenue		4,348
Equipment, programming and other direct costs		(1,118)
Operating expenses		(1,539)
Depreciation		(709)
Amortization		(260)
Share of profit in joint ventures		42
Other operating income (expenses), net		1
Operating profit		766
Financial income (expenses), net		(432)
Other non-operating (expenses) income, net		4
Profit (loss) from other joint ventures and associates, net		(3)
Profit (loss) before taxes from continuing operations		336
Tax expense		(248)
Profit (loss) from continuing operations		87
Profit (loss) from discontinued operations, net of tax		4
Net profit (loss) for the year		91
NON-CURRENT ASSETS
Intangible assets other than goodwill		6,633
Property, plant and equipment, net		2,223
Right of use assets, net		667
Investment in Honduras joint venture		576
Contract costs, net		12
Deferred tax assets		140
Other non-current assets		109
TOTAL NON-CURRENT ASSETS		10,359
CURRENT ASSETS
Inventories		37
Trade receivables, net		314
Contract assets, net		75
Amounts due from non-controlling interests, associates and joint ventures		8
Prepayments and accrued income		132
Current income tax assets		52
Supplier advances for capital expenditure		20
Other current assets		215
Restricted cash		55
Cash and cash equivalents		739
TOTAL CURRENT ASSETS		1,647
TOTAL ASSETS		12,006
EQUITY
Share capital and premium		1,334
Treasury shares		(8)
Other reserves		(127)
Retained profits		2,258
Net profit/ (loss) for the year attributable to owners of the Company		81
Equity attributable to owners of the Company		3,538
Non-controlling interests		1
TOTAL EQUITY		3,538
NON-CURRENT LIABILITIES
Debt and financing		5,875
Lease liabilities		628
Derivative financial instruments		46
Amounts due to non-controlling interests, associates and joint ventures		(42)
Payables and accruals for capital expenditure		38
Provisions and other non-current liabilities		163
Deferred tax liabilities		140
TOTAL NON-CURRENT LIABILITIES		6,848
Debt and financing		109
Lease liabilities		124
Put option liability		86
Payables and accruals for capital expenditure		202
Other trade payables		266
Amounts due to non-controlling interests, associates and joint ventures		(3)
Accrued interest and other expenses		353
Current income tax liabilities		93
Contract liabilities		151
Provisions and other current liabilities		239
TOTAL CURRENT LIABILITIES		1,620
TOTAL LIABILITIES		8,468
TOTAL EQUITY AND LIABILITIES		$ 12,006
USD 4.500% Senior Notes Due 2031
Disclosure of subsidiaries [line items]
Borrowings, interest rate						4.50%		4.50%
USD 4.500% Senior Notes Due 2031 | Fixed rate loans
Disclosure of subsidiaries [line items]
Borrowings, interest rate		4.50%						4.50%
USD 6.625% Senior Notes Due 2026
Disclosure of subsidiaries [line items]
Borrowings, interest rate						6.625%
USD 6.625% Senior Notes Due 2026 | Fixed rate loans
Disclosure of subsidiaries [line items]
Borrowings, interest rate		6.625%								6.625%
USD 5.125% Senior Notes Due 2028 | Fixed rate loans
Disclosure of subsidiaries [line items]
Borrowings, interest rate		5.125%									5.125%
USD 6.25% Senior Notes Due 2029 | Fixed rate loans
Disclosure of subsidiaries [line items]
Borrowings, interest rate		6.25%							6.25%

[1]	2023 and 2022 yearly figures are not directly comparable with 2021 yearly figures as Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details.
[2]	The presentation of the statement of income for all periods presented has been amended as follows to provide more relevant information: (a) the sub-total 'Gross Profit' has been removed, and (b) the line 'Cost of sales' has been renamed as 'Equipment, programming and other direct costs'.